EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost and Other Changes Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plan | International Pension Plans
Components of net periodic benefit cost (income):
Service cost	$ 5,627	$ 5,799	$ 4,465
Interest cost	11,773	11,730	8,219
Expected return on plan assets	(8,275)	(8,369)	(6,814)
Amortization of:
Net (gain) loss	(1,339)	(2,151)	2,166
Prior service benefit	(638)	(639)	(618)
Curtailments, settlements and terminations, net	934	5,649	220
Other	0	0	36
Net periodic cost (income)	8,082	12,019	7,674
Other changes recognized in other comprehensive loss (income):
Net loss (gain)	6,156	3,394	(33,264)
Prior service expense (benefit)	0	0	1,339
Amortization of:
Net gain (loss)	1,339	2,151	(2,166)
Prior service benefit	638	639	618
Foreign exchange impact and other	331	(129)	34
Income tax (benefit) expense	(2,434)	(1,307)	6,226
Total recognized in other comprehensive loss (income)	6,030	4,748	(27,213)
Total recognized in net periodic benefit cost and other comprehensive loss (income), net of income taxes	14,112	16,767	(19,539)
Pension Plan | United States
Components of net periodic benefit cost (income):
Service cost	205	214	256
Interest cost	8,395	8,923	4,943
Expected return on plan assets	(11,991)	(13,226)	(11,274)
Amortization of:
Net (gain) loss	(65)	(580)	0
Prior service benefit	0	0	0
Curtailments, settlements and terminations, net	0	0	1,106
Other	0	0	0
Net periodic cost (income)	(3,456)	(4,669)	(4,969)
Other changes recognized in other comprehensive loss (income):
Net loss (gain)	5,717	5,717	7,330
Prior service expense (benefit)	0	0	0
Amortization of:
Net gain (loss)	65	580	0
Prior service benefit	0	0	0
Foreign exchange impact and other	0	0	0
Income tax (benefit) expense	(1,634)	(1,574)	(1,781)
Total recognized in other comprehensive loss (income)	4,148	4,723	5,549
Total recognized in net periodic benefit cost and other comprehensive loss (income), net of income taxes	692	54	580
OPRB Plans
Components of net periodic benefit cost (income):
Service cost	0	1	3
Interest cost	714	693	443
Expected return on plan assets	0	0	0
Amortization of:
Net (gain) loss	64	(309)	0
Prior service benefit	0	0	0
Curtailments, settlements and terminations, net	0	0	0
Other	0	0	0
Net periodic cost (income)	778	385	446
Other changes recognized in other comprehensive loss (income):
Net loss (gain)	1,944	2,146	(1,697)
Prior service expense (benefit)	0	0	0
Amortization of:
Net gain (loss)	(64)	309	0
Prior service benefit	0	0	0
Foreign exchange impact and other	0	0	0
Income tax (benefit) expense	(459)	(622)	402
Total recognized in other comprehensive loss (income)	1,421	1,833	(1,295)
Total recognized in net periodic benefit cost and other comprehensive loss (income), net of income taxes	$ 2,199	$ 2,218	$ (849)